RISKS AND UNCERTAINTIES	6 Months Ended
Jun. 30, 2024
Risks and Uncertainties [Abstract]
RISKS AND UNCERTAINTIES

NOTE 9 – RISKS AND UNCERTAINTIES

The Company is subject to credit, liquidity and market risks, as well as other payment-related risks, such as risks associated with the fraudulent use of credit or debit cards and customer banking information, which could have adverse effects on our business and revenues due to chargebacks from customers.